SCHEDULE OF ANTI-DILUTIVE NET LOSS PER SHARE (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2024 shares
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option vested	1,373,221